Summary of Significant Accounting Policies - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Accrued capital expenditures	$ 4,780	$ 2,964
Accrued lease operating expenses	2,430	1,617
Accrued ad valorem tax	907	680
Accrued general and administrative costs	1,617	2,125
Accrued interest expense	31	63
Accrued dividends on preferred units	917	903
Accrued dividends on common units	123	95
Other accrued expenditures	268	299
Total accrued liabilities	$ 11,073	$ 8,746